Stock Option Plans and Warrants to Purchase Common Stock - Schedule of shares available for grant under the 2015 plan (Details) - Grant 2015 Plan	12 Months Ended
Dec. 31, 2024 shares
Shares available for grant under the 2015 Plan
Shares available for grant	5,943,590
Options granted	(173,740)
Options forfeited	272
Shares available for grant	5,770,122